ANNUAL REPORT
--------------------------------------------------------------------------------

                                         NEW YORK LIFE INVESTMENT MANAGEMENT
                                         INSTITUTIONAL FUNDS

                                   OCTOBER 31, 2001



                                         PRIME CASH FUND

                                         U.S. GOVERNMENT CASH FUND

                                         TREASURY CASH FUND




                                                           [NEW YORK LIFE LOG0]

                              Table of Contents

                              CHAIRMAN'S LETTER                                2

                              PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS     3

                              FUND FINANCIAL STATEMENTS
                              Prime Cash Fund                                  5
                              U.S. Government Cash Fund                       11
                              Treasury Cash Fund                              15

                              NOTES TO FINANCIAL STATEMENTS
                              Note 1 Organization and Business                19
                              Note 2 Significant Accounting Policies          19
                              Note 3 Fees and Related Party Policies          20
                              Note 4 Capital Share Transactions               22

                              REPORT OF INDEPENDENT ACCOUNTANTS               23

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Report to shareholders for the period
May 24, 2001, through October 31, 2001.

Extraordinary forces affected the money markets from May 24, when New York Life Investment Management Institutional Funds commenced investment operations, through October 31, 2001. With an economic slowdown causing severe reversals in the stock market, the Federal Reserve sought to stimulate the economy with aggressive monetary easing.

After five interest-rate cuts from January to mid-May 2001, the Fed continued to lower the targeted federal funds rate from 4.00% to 2.50% in four additional moves from June through October 2001. The reductions helped provide liquidity after September 11, 2001, and sought to stem the general weakness that was affecting economies around the globe. By the end of October, short-term U.S. interest rates were at their lowest level in decades.

While lower interest rates may eventually stimulate both corporate and consumer spending, it will take time for these effects to be reflected in the economy. With money market yields dropping throughout the reporting period, many investors intensified their efforts to handle cash reserves efficiently.

Continuing setbacks in the stock market caused a general flight to quality, resulting in massive money market inflows throughout the year. The report that follows describes the economic forces and investment decisions that affected New York Life Investment Management Institutional Funds in their initial months of operation.

As we look to the future, we remain optimistic about the ability of the Funds to provide a combination of high quality, current income, and capital preservation for a wide range of institutional investment needs. We look forward to playing a role in your institutional investment management for many years to come.

Sincerely,

/s/ STEPHEN C. ROUSSIN

Stephen C. Roussin
November 2001

New York Life Investment Management
Institutional Funds
--------------------------------------------------------------------------------

ECONOMIC REVIEW

From the inception of the New York Life Investment Management Institutional Funds through the end of the fiscal year, several factors influenced the markets for short-term securities.

The Federal Reserve continued to ease monetary policy and added to its earlier string of interest-rate cuts with four reductions in the targeted federal funds rate from May 24 through October 31, 2001. As short-term interest rates declined, the yield curve steepened, but money market funds attracted more than four times as much new money as taxable bond funds from June through October of 2001.(1)

The terrorist attacks of September 11, 2001, sent shock waves throughout the securities markets, and investors largely retreated from stocks, seeking a possible "safe haven" in the money markets. Although stocks staged a modest recovery in October, the markets are still adjusting to new levels of uncertainty. Among corporate issuers, a slowing economy and various industry setbacks raised substantial credit-quality concerns throughout the reporting period.

Around the world, various central banks are following the Federal Reserve's lead by easing interest rates, hoping to stave off a global economic recession. With U.S. interest rates at their lowest levels in decades, we may simply have to wait for accommodative policies to work their way into the economy.

As businesses begin to take advantage of lower capital costs, we may see increased capital spending that may lead to improvements in sales and earnings. The markets, however, appear to anticipate a substantial lag time. With declining gross domestic product, it is difficult to predict when the economy will reach its low point and begin to climb again.

PERFORMANCE REVIEW

---------------------------------------------------------------
    NEW YORK LIFE INVESTMENT       EFFECTIVE  CURRENT  WEIGHTED
 MANAGEMENT INSTITUTIONAL FUNDS      7-DAY     7-DAY   AVERAGE
(ALL DATA AS OF OCTOBER 31, 2001)    YIELD     YIELD   MATURITY
---------------------------------------------------------------
 Prime Cash Fund, Institutional
  Class shares                         2.76%    2.73%  59 days
---------------------------------------------------------------
 Prime Cash Fund, Service Class
  shares                               2.51%    2.48%  59 days
---------------------------------------------------------------
 U.S. Government Cash Fund,
  Institutional Class shares           2.77%    2.73%  55 days
---------------------------------------------------------------
 U.S. Government Cash Fund,
  Service Class shares                 2.51%    2.48%  55 days
---------------------------------------------------------------
 Treasury Cash Fund,
  Institutional Class shares           2.77%    2.74%  52 days
---------------------------------------------------------------
 Treasury Cash Fund, Service
  Class shares                         2.52%    2.49%  52 days
---------------------------------------------------------------

Past performance is no guarantee of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance tables do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares. Yields shown reflect certain fee waivers. Had these fee waivers not been in effect, results would have been lower.

INVESTMENT STRATEGIES

There are three distinct New York Life Investment Management Institutional Funds--the Prime Cash Fund, the U.S. Government Cash Fund, and the Treasury Cash Fund. Each of these Funds commenced investment operations on May 24, 2001, with Institutional Class shares. On August 15, 2001, Service Class shares of each of the Funds commenced operations.

--------------------------------------------------------------------------------
(1) Source: ICI--Statistical Releases available at www.ici.org.

--------------------------------------------------------------------------------

The Funds were introduced in the midst of an ongoing Federal Reserve effort to ease interest rates. As a result, other funds that had previously captured higher rates on longer-term money market instruments enjoyed an initial advantage over the Institutional Funds in their early months of operation. Over the course of the summer, these differences were eliminated.

Each Fund used a relatively long weighted average maturity throughout the reporting period, seeking to lock in higher yields for longer periods of time. This strategy helped reduce the impact of successive interest-rate reductions from the commencement of operations for each share class through October 31, 2001.

The strategy became even more valuable in mid-September, when the Federal Reserve saw the need for added liquidity to maintain market stability. The Fed reduced the targeted federal funds rate by 1.50% in four successive moves between May 24 and October 31, 2001--and by 1.25% in three moves between August 15 and October 31, 2001. In this environment, the Funds' efforts to extend average weighted days to maturity contributed positively to performance.

As the cost of high-quality corporate issues rose, yield spreads between corporate and agency issues tightened. Finding attractive value in agency paper, the Prime Cash Fund increased its exposure to agency issues. The Prime Cash Fund also found value in the asset-backed securities sector and in floating-rate securities. In the U.S. Government Cash Fund, we found value in floating-rate agency paper, as well as agency coupon issues. At present, the U.S. Government Cash Fund is invested primarily in agency discount notes. As for the Treasury Cash Fund, we were able to maintain a longer weighted average maturity through our investment in longer Treasury coupon issues (those with maturities greater than six months). The Treasury Cash Fund also continues to find value in repurchase agreements.

LOOKING AHEAD

We anticipate that the Federal Reserve will maintain an accommodative posture until the end of the first quarter of 2002. The threat of tightening credit conditions seems remote, at least until the third quarter of 2002. We currently intend to maintain a target weighted average maturity in the Fund between 50 and 60 days, which is at the longer end of the Fund's allowable maturity spectrum.

As we move into 2002, we will continue to monitor the Federal Reserve's actions very closely. Wherever the markets or the economy may move, each Fund will continue to seek a high level of current income while preserving capital and maintaining liquidity.

Brett Chappell
David E. Clement, CFA
Portfolio Managers
New York Life Investment Management LLC

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2001


SHORT-TERM INVESTMENTS (100.0%)+
                                PRINCIPAL        AMORTIZED
                                 AMOUNT             COST
                               -----------------------------
ASSET-BACKED SECURITIES (1.3%)
IKON Receivables LLC
 Series 2001-1, Class A1
 3.734%, due 7/15/02 (a).....  $ 1,839,351      $  1,839,351
Nissan Auto Receivables
 Owner Trust
 Series 2001-C, Class A1
 3.45%, due 9/16/02 (a)......    3,968,063         3,968,063
                                                ------------
                                                   5,807,414
                                                ------------
BANK NOTE (1.1%)
National City Bank
 2.78%, due 3/15/02 (a)(b)...    5,000,000         5,002,373
                                                ------------
CERTIFICATES OF DEPOSIT (1.2%)
General Electric Co.
 3.58%, due 12/10/01 (a).....    2,325,000         2,325,000
Toronto-Dominion Bank
 3.82%, due 6/27/02 (a)......    3,000,000         3,000,000
                                                ------------
                                                   5,325,000
                                                ------------
COMMERCIAL PAPER (75.1%)
Alcoa Inc.
 2.30%, due 11/14/01.........    5,000,000         4,995,847
 2.48%, due 12/20/01.........   10,000,000         9,966,245
Archer Daniels Midland Co.
 3.55%, due 11/20/01 (c).....    5,000,000         4,990,632
Asset Portfolio Funding Corp.
 2.47%, due 3/21/02 (c)......    5,000,000         4,951,972
Baker Hughes, Inc.
 2.65%, due 12/18/01 (c).....   10,000,000         9,965,403
Cardinal Health, Inc.
 2.65%, due 1/17/02..........    5,000,000         4,971,660
Caterpillar Inc.
 2.20%, due 2/12/02..........   10,000,000         9,937,056
 2.35%, due 1/28/02..........    5,250,000         5,219,842
Citicorp
 2.52%, due 11/7/01..........    5,000,000         4,997,900
Coca-Cola Enterprises Inc.
 2.05%, due 2/4/02...........   15,000,000        14,918,854
Corporate Receivables Corp.
 2.25%, due 1/8/02...........   10,000,000         9,957,500
CXC, Inc.
 2.26%, due 1/23/02 (c)......    5,000,000         4,973,947
 2.35%, due 12/11/01 (c).....   10,000,000         9,973,889
Danske Corp., Inc.
 3.38%, due 2/25/02..........    5,000,000         4,945,545
 3.54%, due 11/26/01.........    5,000,000         4,987,708
Delaware Funding Corp.
 2.26%, due 1/22/02 (c)......   10,000,000         9,948,522
 2.54%, due 11/2/01 (c)......    5,000,000         4,999,647
Edison Asset Securitization
 LLC
 2.18%, due 1/18/02 (c)......   10,000,000         9,952,767
Emerson Electric Co.
 2.40%, due 11/8/01..........   10,000,000         9,995,333

                                  PRINCIPAL      AMORTIZED
                                   AMOUNT          COST
                               -----------------------------
COMMERCIAL PAPER (CONTINUED)
Enterprise Funding Corp.
 2.29%, due 11/28/01 (c).....  $10,000,000      $  9,982,825
 3.36%, due 12/7/01 (c)......    5,896,000         5,876,189
General Electric Capital
 Corp.
 2.06%, due 4/10/02..........   10,000,000         9,908,444
 3.81%, due 11/13/01.........    5,000,000         4,993,650
Heinz (H.J.) Co.
 2.41%, due 11/26/01.........    4,400,000         4,392,636
 2.50%, due 11/2/01..........    5,415,000         5,414,624
Hershey Foods Corp.
 2.45%, due 11/9/01..........    9,800,000         9,794,664
KFW International Finance,
 Inc.
 3.35%, due 3/6/02...........    5,000,000         4,941,840
Kimberly-Clark Corp.
 2.44%, due 11/9/01 (c)......    7,000,000         6,996,205
Market Street Funding Corp.
 2.49%, due 11/15/01.........    5,000,000         4,995,158
Merck & Co., Inc.
 2.32%, due 12/13/01.........   10,000,000         9,972,933
National Rural Utilities
 Cooperative Finance Corp.
 2.50%, due 11/2/01..........   12,339,000        12,338,143
Nordea North America Inc.
 2.32%, due 2/25/02..........    4,175,000         4,143,790
 3.41%, due 11/1/01..........   10,000,000        10,000,000
Peacock Funding Corp.
 2.52%, due 11/19/01 (c).....    5,000,000         4,993,700
 3.43%, due 11/5/01 (c)......    7,786,000         7,783,042
Pitney Bowes Inc.
 2.43%, due 11/7/01..........    5,000,000         4,997,975
 3.45%, due 11/6/01..........   10,000,000         9,996,625
Sheffield Receivables Corp.
 2.60%, due 1/11/02..........   10,000,000         9,948,722
Southern Co.
 2.38%, due 1/25/02..........   15,000,000        14,918,542
Stanley Works Co. (The)
 2.28%, due 12/28/01.........   10,000,000         9,963,900
Wells Fargo & Co.
 3.81%, due 12/3/01..........    5,000,000         4,983,067
Windmill Funding Corp.
 3.38%, due 11/20/01 (c).....   10,000,000         9,982,161
World Omni Vehicle Leasing
 Inc.
 2.33%, due 12/6/01 (c)......   10,000,000         9,977,347
                                                ------------
                                                 335,946,451
                                                ------------
CORPORATE BONDS (4.5%)
African Development Bank
 7.75%, due 12/15/01 (a).....   10,000,000        10,060,982
BellSouth Telecommunications
 Inc.
 4.287%, due 4/26/02
 (a)(c)......................    2,000,000         2,017,388
SBC Communications, Inc.
 4.25%, due 6/5/02 (a).......    3,000,000         3,005,675
Vodafone Group PLC
 3.31%, due 12/19/01
 (a)(b)......................    3,000,000         3,000,810

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
October 31, 2001

             SHORT-TERM INVESTMENTS (CONTINUED)

                                  PRINCIPAL     AMORTIZED
                                    AMOUNT        COST
                               -----------------------------
CORPORATE BONDS (CONTINUED)
Wells Fargo & Co.
 6.50%, due 9/3/02 (a).......  $ 2,000,000      $  2,046,171
                                                ------------
                                                  20,131,026
                                                ------------
FEDERAL AGENCIES (5.7%)
Fannie Mae
 (Discount Notes)
 3.80%, due 11/15/01.........    2,134,000         2,130,847
 3.93%, due 4/19/02..........    5,000,000         4,907,754
Federal Home Loan Bank
 2.348%, due 8/20/02
   (a)(b)....................    3,000,000         2,999,641
 3.625%, due 8/28/02 (a).....    4,500,000         4,499,076
 6.875%, due 7/18/02 (a).....    3,000,000         3,064,234
Freddie Mac
 2.525%, due 8/16/02
 (a)(b)......................    3,000,000         2,999,125
 4.75%, due 12/14/01 (a).....    5,000,000         5,006,364
                                                ------------
                                                  25,607,041
                                                ------------
MEDIUM-TERM NOTES (4.6%)
African Development Bank
 7.70%, due 7/15/02 (a)......    3,040,000         3,137,030
Cargill, Inc.
 2.49%, due 1/22/02 (a)(b)...    1,500,000         1,500,294
Chase Manhattan Corp.
 2.673%, due 9/6/02 (a)(b)...    3,900,000         3,904,688
Citicorp
 3.739%, due 2/14/02
 (a)(b)......................    3,000,000         3,001,931
Household Finance Corp.
 6.125%, due 7/15/02 (a).....    1,500,000         1,523,864
Merrill Lynch & Co., Inc.
 2.815%, due 3/25/02
 (a)(b)......................    1,475,000         1,476,056
Morgan (J.P.) & Co., Inc.
 2.39%, due 1/28/02 (a)(b)...    3,000,000         3,001,448
Verizon Global Funding Corp.
 2.873%, due 3/21/02
 (a)(b)......................    3,000,000         3,000,571
                                                ------------
                                                  20,545,882
                                                ------------
REPURCHASE AGREEMENTS (4.2%)
Goldman Sachs & Co.
 2.60%, dated 10/31/01,
 due 11/1/01
 Proceeds at maturity
 $3,882,280 (a)
 (Collateralized by
 $3,792,000 Federal National
   Mortgage Association
   5.00%, due 2/14/03
   Market Value
   $3,919,980)...............    3,882,000         3,882,000

                                  PRINCIPAL    AMORTIZED
                                   AMOUNT        COST
                               -----------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley & Co., Inc.
 2.52%, dated 10/26/01, due
 11/2/01
 Proceeds at maturity
 $15,036,364 (a)
 (Collateralized by
 $328,000 Federal Home
   Loan Bank 2.50%, due
   11/20/01
   Market Value $327,544
 $284,000 Federal Home Loan
   Mortgage Corp.
   2.28% - 2.32%, due
   11/9/01 - 11/20/01 Market
   Value $283,673
 $3,020,000 Federal National
   Mortgage Association
   2.32% - 7.25%, due
   3/28/02 - 1/15/10
   Market Value $3,320,979
 $9,045,000 United States
   Treasury Bond
   7.50%, due 11/15/24
   Market Value
   $11,734,476)..............  $15,029,000      $ 15,029,000
                                                ------------
                                                  18,911,000
                                                ------------
TIME DEPOSITS (2.3%)
Household Finance Corp.
 2.329%, due 2/5/02..........   10,193,000        10,193,000
                                                ------------
Total Short-Term Investments
 (Amortized Cost
 $447,469,187) (d)...........        100.0%      447,469,187
Liabilities in Excess of
 Cash and Other Assets.......         (0.0)(e)       (71,345)
                               -----------      ------------
Net Assets...................        100.0%     $447,397,842
                               ===========       ===========

------------
(a)  Coupon interest bearing security.
(b)  Floating rate. Rate shown is the rate in effect at October 31, 2001.
(c)  May be sold to institutional investors only.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.
(e)  Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

The table below sets forth the diversification of Prime Cash Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                AMORTIZED
                                   COST       PERCENT +
                               ------------------------
Agricultural Operations.....   $  1,500,294       0.3%
Aluminum....................     14,962,092       3.3
Automotive..................      3,968,063       0.9
Banks.......................     42,067,564       9.4
Beverages, Food & Tobacco...     39,511,410       8.8
Conglomerates...............      2,325,000       0.5
Diversified Financial
  Services..................     32,859,425       7.4
Electronic Equipment........      9,995,333       2.2
Electric Power Companies....     14,918,542       3.3
Federal Agencies............     25,607,041       5.7
Finance.....................     43,579,236       9.8
Financial -- Miscellaneous..     37,848,637       8.5
Health Care -- Drugs........     14,944,593       3.3
Household & Personal Care
  Products..................      6,996,205       1.6
Investment Bank/Brokerage...     23,388,504       5.2
Machinery & Engineering.....     15,156,898       3.4
Office Equipment............     16,833,951       3.8
Oil -- Integrated
  International.............      9,965,403       2.2
Telecommunications -- Long
  Distance..................      2,017,388       0.5
Telephone...................      6,006,485       1.3
Tools & Instruments.........      9,963,900       2.2
Trade & Lease Receivable....     60,715,080      13.6
Utilities -- Electric &
  Gas.......................     12,338,143       2.8
                               ------------     -----
                                447,469,187     100.0
Liabilities in Excess of
  Cash and Other Assets.....        (71,345)     (0.0)(a)
                               ------------     -----
Net Assets..................   $447,397,842     100.0%
                               ============     =====

------------
 +  Percentages indicated are based on Fund net assets.
(a) Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2001


ASSETS:
 Investments in securities, at value (amortized
   cost $447,469,187).............................  $447,469,187
 Receivables:
   Interest.......................................       890,219
   Fund shares sold...............................           300
                                                    ------------
       Total assets...............................   448,359,706
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................        17,521
 Accrued expenses.................................         4,377
 Dividend payable.................................       939,966
                                                    ------------
       Total liabilities..........................       961,864
                                                    ------------
 Net assets.......................................  $447,397,842
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $447,397,708
 Net realized gain on investments.................           134
                                                    ------------
 Net assets.......................................  $447,397,842
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $447,297,469
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................   447,297,335
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $    100,373
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................       100,373
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the period May 24, 2001* through
October 31, 2001


INVESTMENT INCOME:
 Income:
   Interest.........................................  $5,444,433
                                                      ----------
 Expenses:
   Manager..........................................     303,109
   Trustees.........................................       7,380
   Service..........................................          50
                                                      ----------
       Total expenses before waiver.................     310,539
   Expense waiver from Manager......................    (118,853)
                                                      ----------
       Net expenses.................................     191,686
                                                      ----------
 Net investment income..............................   5,252,747
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................         134
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $5,252,881
                                                      ==========

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period May 24, 2001* through October 31, 2001

                                                                  2001
                                                              -------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $   5,252,747
    Net realized gain on investments........................            134
                                                              -------------
    Net increase in net assets resulting from operations....      5,252,881
                                                              -------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................     (5,252,148)
      Service Class.........................................           (599)
                                                              -------------
        Total dividends to shareholders.....................     (5,252,747)
                                                              -------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    913,810,150
      Service Class.........................................        100,150
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................        132,535
      Service Class.........................................            223
                                                              -------------
                                                                914,043,058
  Cost of shares redeemed:
      Institutional Class...................................   (466,679,350)
      Service Class.........................................             --
                                                              -------------
      Increase in net assets derived from capital share
       transactions.........................................    447,363,708
                                                              -------------
      Net increase in net assets............................    447,363,842
NET ASSETS:
  Beginning of period.......................................         34,000
                                                              -------------
  End of period.............................................  $ 447,397,842
                                                              =============

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                               INSTITUTIONAL         SERVICE
                                                                   CLASS              CLASS
                                                              ----------------   ----------------
                                                               MAY 24, 2001*     AUGUST 15, 2001*
                                                                  THROUGH            THROUGH
                                                              OCTOBER 31, 2001   OCTOBER 31, 2001
                                                              ----------------   ----------------
Net asset value at beginning of period......................      $   1.00           $   1.00
                                                                  --------           --------
Net investment income.......................................          0.02               0.01
                                                                  --------           --------
Less dividends from net investment income...................         (0.02)             (0.01)
                                                                  --------           --------
Net asset value at end of period............................      $   1.00           $   1.00
                                                                  ========           ========
Total investment return.....................................          1.56%(a)           0.65%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          3.47%+             3.00%+
  Net expenses..............................................          0.13%+             0.31%+
  Expenses (before waiver)..................................          0.21%+             0.46%+
Net assets at end of period (in 000's)......................      $447,297           $    100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

U.S. GOVERNMENT CASH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2001
------------

SHORT-TERM INVESTMENTS (99.9%)+
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
FANNIE MAE (12.3%)
 2.4513%, due 7/5/02 (a)(b)....  $ 2,000,000   $  2,000,000
 6.75%, due 8/15/02 (a)........    1,000,000      1,024,618
 (Discount Notes)
 2.20%, due 3/7/02.............      679,000        673,772
 2.30%, due 2/7/02.............      308,000        306,072
 2.55%, due 4/19/02............      440,000        434,733
 3.36%, due 3/5/02.............      950,000        939,005
 3.41%, due 11/8/01............    2,000,000      1,998,672
 3.59%, due 11/1/01............    1,555,000      1,555,000
 3.78%, due 4/16/02............    2,000,000      1,965,140
 3.82%, due 5/3/02.............    1,412,000      1,384,725
                                               ------------
                                                 12,281,737
                                               ------------
FARMER MAC (8.6%)
 (Discount Notes)
 2.12%, due 1/25/02............    2,000,000      1,989,989
 2.33%, due 1/3/02.............    2,000,000      1,991,845
 2.38%, due 12/21/01...........    1,500,000      1,495,042
 3.63%, due 7/8/02.............      351,000        342,187
 3.93%, due 4/19/02............    2,845,000      2,799,319
                                               ------------
                                                  8,618,382
                                               ------------
FEDERAL FARM CREDIT BANK (4.7%)
 3.32%, due 3/1/02 (a).........    2,000,000      2,005,911
 3.35%, due 12/3/01 (a)........    1,650,000      1,651,489
 3.90%, due 6/17/02 (a)........    1,100,000      1,101,174
                                               ------------
                                                  4,758,574
                                               ------------
FEDERAL HOME LOAN BANK (12.6%)
 2.348%, due 8/20/02 (a)(b)....    2,000,000      1,999,761
 3.625%, due 8/28/02 (a).......    1,500,000      1,499,692
 4.99%, due 12/24/01 (a).......    1,000,000      1,003,717
 6.10%, due 6/12/02 (a)........    1,000,000      1,015,218
 6.875%, due 7/18/02 (a).......    2,000,000      2,042,823
 (Discount Notes)
 2.20%, due 4/3/02.............      671,000        664,726
 2.21%, due 1/18/02............    2,000,000      1,990,423
 2.45%, due 2/20/02............      185,000        183,603
 3.48%, due 12/21/01...........    1,200,000      1,194,200
 3.58%, due 4/15/02............    1,050,000      1,032,771
                                               ------------
                                                 12,626,934
                                               ------------
FREDDIE MAC (16.4%)
 2.525%, due 8/16/02 (a)(b)....    2,000,000      1,999,417
 4.75%, due 12/14/01 (a).......    5,000,000      5,009,265
 5.50%, due 5/15/02 (a)........    1,500,000      1,525,640
 (Discount Notes)
 2.20%, due 3/22/02............      789,000        782,202
 2.21%, due 1/17/02............    2,000,000      1,990,546
 2.61%, due 12/28/01...........      535,000        532,789
 2.62%, due 1/3/02.............    3,000,000      2,986,245
 3.48%, due 12/6/01............    1,575,000      1,569,671
                                               ------------
                                                 16,395,775
                                               ------------
INTERNATIONAL BANK FOR RECONSTRUCTION
 & DEVELOPMENT (2.0%)
 (Discount Note)
 2.20%, due 11/20/01...........    2,000,000      1,997,678
                                               ------------
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
STUDENT LOAN MARKETING ASSOCIATION (6.1%)
 2.449%, due 1/4/02 (a)(b).....  $ 1,125,000   $  1,125,288
 2.559%, due 3/18/02 (a)(b)....    3,000,000      3,000,227
 (Discount Note)
 2.28%, due 11/26/01...........    2,000,000      1,996,833
                                               ------------
                                                  6,122,348
                                               ------------
TENNESSEE VALLEY AUTHORITY (2.0%)
 (Discount Note)
 2.20%, due 12/7/01............    2,000,000      1,995,600
                                               ------------
UNITED STATES TREASURY BILLS (4.0%)
 (Discount Notes)
 3.21%, due 12/6/01............    2,000,000      1,993,758
 3.36%, due 11/23/01...........    2,000,000      1,995,893
                                               ------------
                                                  3,989,651
                                               ------------
Total Investments in Securities
 (Amortized Cost $68,786,679)..                  68,786,679
                                               ------------
REPURCHASE AGREEMENTS (31.2%)
Goldman Sachs & Co.
 2.60%, dated 10/31/01,
 due 11/1/01
 Proceeds at maturity
 $6,183,447 (a)
 (Collateralized by $19,398,000
   Resolution Funding Corp.
   (zero coupon), due 1/15/21
   Market Value $6,306,872)....    6,183,000      6,183,000
Morgan Stanley & Co., Inc.
 2.52%, dated 10/26/01,
 due 11/2/01
 Proceeds at maturity
 $25,012,250 (a)
 (Collateralized by $25,000,000
 Federal National
   Mortgage Association 6.11%,
   due 1/15/09
   Market Value $25,179,750)...   25,000,000     25,000,000
                                               ------------
Total Investments in Repurchase
 Agreements (Amortized Cost
 $31,183,000)                                    31,183,000
                                               ------------
Total Short-Term Investments
 (Amortized Cost $99,969,679)
 (c)...........................         99.9%    99,969,679
Cash and Other Assets, Less
 Liabilities...................          0.1         64,406
                                 -----------    -----------
Net Assets.....................        100.0%  $100,034,085
                                 ===========    ===========



------------
(a)  Coupon interest bearing security.
(b)  Floating rate. Rate shown is the rate in effect at October 31, 2001.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2001


ASSETS:
 Investments in securities, at value (amortized
   cost $68,786,679)..............................  $ 68,786,679
 Investments in repurchase agreements, at value
   (amortized cost $31,183,000)...................    31,183,000
 Cash.............................................           618
 Receivables:
   Interest.......................................       310,560
   Fund shares sold...............................           300
                                                    ------------
       Total assets...............................   100,281,157
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................         4,228
 Accrued expenses.................................         1,487
 Dividend payable.................................       241,357
                                                    ------------
       Total liabilities..........................       247,072
                                                    ------------
 Net assets.......................................  $100,034,085
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $100,033,785
 Net realized gain on investments.................           300
                                                    ------------
 Net assets.......................................  $100,034,085
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $ 99,933,727
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    99,933,427
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $    100,358
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................       100,358
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the period May 24, 2001* through
October 31, 2001


INVESTMENT INCOME:
 Income:
   Interest.........................................  $1,575,838
                                                      ----------
 Expenses:
   Manager..........................................      88,249
   Trustees.........................................       2,460
   Service..........................................          50
                                                      ----------
       Total expenses before waiver.................      90,759
   Expense waiver from Manager......................     (30,010)
                                                      ----------
       Net expenses.................................      60,749
                                                      ----------
 Net investment income..............................   1,515,089
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................         300
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $1,515,389
                                                      ==========

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

U.S. GOVERNMENT CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period May 24, 2001* through October 31, 2001

                                                                  2001
                                                              ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $  1,515,089
    Net realized gain on investments........................           300
                                                              ------------
    Net increase in net assets resulting from operations....     1,515,389
                                                              ------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................    (1,514,515)
      Service Class.........................................          (574)
                                                              ------------
        Total dividends to shareholders.....................    (1,515,089)
                                                              ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................   100,000,150
      Service Class.........................................       100,150
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................           232
      Service Class.........................................           208
                                                              ------------
                                                               100,100,740
  Cost of shares redeemed:
      Institutional Class...................................       (99,955)
      Service Class.........................................            --
                                                              ------------
      Increase in net assets derived from capital share
       transactions.........................................   100,000,785
                                                              ------------
      Net increase in net assets............................   100,001,085
NET ASSETS:
  Beginning of period.......................................        33,000
                                                              ------------
  End of period.............................................  $100,034,085
                                                              ============

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                INSTITUTIONAL          SERVICE
                                                                    CLASS               CLASS
                                                              -----------------   -----------------
                                                                MAY 24, 2001*     AUGUST 15, 2001*
                                                                   THROUGH             THROUGH
                                                              OCTOBER 31, 2001    OCTOBER 31, 2001
                                                              -----------------   -----------------
Net asset value at beginning of period......................       $  1.00             $  1.00
                                                                   -------             -------
Net investment income.......................................          0.02                0.01
                                                                   -------             -------
Less dividends from net investment income...................         (0.02)              (0.01)
                                                                   -------             -------
Net asset value at end of period............................       $  1.00             $  1.00
                                                                   =======             =======
Total investment return.....................................          1.52%(a)            0.63%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          3.43%+              2.88%+
  Net expenses..............................................          0.14%+              0.31%+
  Expenses (before waiver)..................................          0.21%+              0.46%+
Net assets at end of period (in 000's)......................       $99,934             $   100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2001
------------

SHORT-TERM INVESTMENTS (100.1%)+
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
UNITED STATES TREASURY BILLS (40.9%)
(Discount Notes)
 2.00%, due 1/31/02............  $ 2,000,000   $  1,989,889
 2.15%, due 1/3/02-4/4/02......    3,000,000      2,983,278
 2.16%, due 2/7/02.............    2,000,000      1,988,267
 2.21%, due 1/10/02............    1,000,000        995,703
 2.22%, due 12/27/01...........    1,000,000        996,554
 2.42%, due 11/8/01-12/20/01...    8,000,000      7,987,765
 2.47%, due 3/21/02............    2,000,000      1,980,789
 3.30%, due 12/6/01............    7,000,000      6,977,692
 3.33%, due 11/15/01...........    5,000,000      4,993,525
 3.60%, due 11/1/01-11/23/01...   10,000,000      9,988,985
                                               ------------
                                                 40,882,447
                                               ------------
UNITED STATES TREASURY NOTES (12.8%)
 5.625%, due 11/30/02 (a)......    1,000,000      1,037,171
 5.75%, due 10/31/02 (a).......    1,500,000      1,549,621
 5.875%, due 9/30/02 (a).......    1,000,000      1,021,134
 6.125%, due 8/31/02 (a).......    2,000,000      2,042,737
 6.25%, due 2/28/02-7/31/02
 (a)...........................    3,300,000      3,348,412
 6.375%, due 8/15/02 (a).......    1,000,000      1,021,295
 6.50%, due 5/31/02 (a)........    1,000,000      1,017,478
 6.625%, due 4/30/02 (a).......    1,800,000      1,826,146
                                               ------------
                                                 12,863,994
                                               ------------
Total Investments in Securities
 (Amortized Cost $53,746,441)..                  53,746,441
                                               ------------
REPURCHASE AGREEMENTS (46.4%)
Goldman Sachs & Co.
 2.60%, dated 10/31/01, due
 11/1/01 Proceeds at maturity
 $21,377,508 (a)
 (Collateralized by
 $21,685,000 United States
   Treasury Note
   2.75%, due 10/31/03 Market
   Value $21,803,595)..........   21,376,000     21,376,000
Morgan Stanley & Co., Inc.
 2.52%, dated 10/26/01, due
 11/2/01 Proceeds at maturity
 $25,012,056 (a)
 (Collateralized by
 $59,484,000 United States
   Treasury Note Strip
   8.75%, due 5/15/17 Market
   Value $25,625,112)..........   25,000,000     25,000,000
                                               ------------
Total Investments in Repurchase
 Agreements (Amortized Cost
 $46,376,000)..................                  46,376,000
                                               ------------
Total Short-Term Investments
 (Amortized Cost $100,122,441)
 (b)...........................        100.1%   100,122,441
Liabilities in Excess of
 Cash and Other Assets.........         (0.1)       (85,691)
                                 -----------     ----------
Net Assets.....................        100.0%  $100,036,750
                                 ===========    ===========

------------
(a)  Coupon interest bearing security.
(b) The cost stated also represents the aggregate cost for federal income tax purposes.

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TREASURY CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2001


ASSETS:
 Investments in securities, at value (amortized
   cost $53,746,441)..............................  $ 53,746,441
 Investments in repurchase agreements, at value
   (amortized cost $46,376,000)...................    46,376,000
 Cash.............................................           821
 Receivables:
   Interest.......................................       153,855
   Fund shares sold...............................           300
                                                    ------------
       Total assets...............................   100,277,417
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................         4,228
 Accrued expenses.................................         1,487
 Dividend payable.................................       234,952
                                                    ------------
       Total liabilities..........................       240,667
                                                    ------------
 Net assets.......................................  $100,036,750
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $100,033,769
 Net realized gain on investments.................         2,981
                                                    ------------
 Net assets.......................................  $100,036,750
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $ 99,936,398
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    99,933,417
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $    100,352
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................       100,352
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the period May 24, 2001* through
October 31, 2001


INVESTMENT INCOME:
 Income:
   Interest.........................................  $1,529,021
                                                      ----------
 Expenses:
   Manager..........................................      88,251
   Trustees.........................................       2,460
   Service..........................................          50
                                                      ----------
       Total expenses before waiver.................      90,761
   Expense waiver from Manager......................     (30,011)
                                                      ----------
       Net expenses.................................      60,750
                                                      ----------
 Net investment income..............................   1,468,271
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................       2,981
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $1,471,252
                                                      ==========

------------
* Commencement of investment operations.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period May 24, 2001* through October 31, 2001

                                                                  2001
                                                              ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $  1,468,271
    Net realized gain on investments........................         2,981
                                                              ------------
    Net increase in net assets resulting from operations....     1,471,252
                                                              ------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................    (1,467,716)
      Service Class.........................................          (555)
                                                              ------------
        Total dividends to shareholders.....................    (1,468,271)
                                                              ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................   100,000,150
      Service Class.........................................       100,150
    Net asset value of shares issued to shareholders in
     reinvestment of dividends:
      Institutional Class...................................           223
      Service Class.........................................           202
                                                              ------------
                                                               100,100,725
  Cost of shares redeemed:
      Institutional Class...................................       (99,956)
      Service Class.........................................            --
                                                              ------------
      Increase in net assets derived from capital share
       transactions.........................................   100,000,769
                                                              ------------
      Net increase in net assets............................   100,003,750
NET ASSETS:
  Beginning of period.......................................        33,000
                                                              ------------
  End of period.............................................  $100,036,750
                                                              ============

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TREASURY CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                               INSTITUTIONAL          SERVICE
                                                                   CLASS               CLASS
                                                              ----------------   -----------------
                                                               MAY 24, 2001*     AUGUST 15, 2001*
                                                                  THROUGH             THROUGH
                                                              OCTOBER 31, 2001   OCTOBER 31, 2001
                                                              ----------------   -----------------
Net asset value at beginning of period......................      $  1.00             $  1.00
                                                                  -------             -------
Net investment income.......................................         0.02                0.01
                                                                  -------             -------
Less dividends from net investment income...................        (0.02)              (0.01)
                                                                  -------             -------
Net asset value at end of period............................      $  1.00             $  1.00
                                                                  =======             =======
Total investment return:....................................         1.48%(a)            0.61%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................         3.33%+              2.79%+
  Net expenses..............................................         0.14%+              0.31%+
  Expenses (before waiver)..................................         0.21%+              0.46%+
Net assets at end of period (in 000's)......................      $99,936             $   100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

New York Life Investment Management Institutional Funds (the "Trust") was established in the state of Delaware on February 22, 2001 and commenced investment operations on May 24, 2001. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act"). As of October 31, 2001, the Trust has three separate portfolios: the New York Life Investment Management Institutional Prime Cash Fund (the "Prime Cash Fund"), the New York Life Investment Management Institutional U.S. Government Cash Fund (the "U.S. Government Cash Fund") and the New York Life Investment Management Institutional Treasury Cash Fund (the "Treasury Cash Fund") (each, a "Fund" and collectively, the "Funds"). Prior to May 24, 2001, the Trust had no operations other than the sale to NYLIFE Distributors, Inc., an affiliate of New York Life Investment Management LLC ("NYLIM") of 100,000 shares for the amount of $100,000 of Institutional Class shares, to be allocated to each Fund as follows:

                                                     SHARES AND DOLLAR AMOUNT
                   FUND                          ALLOCATED TO INSTITUTIONAL CLASS
------------------------------------------       --------------------------------
Prime Cash Fund...........................                    34,000
U.S. Government Cash Fund.................                    33,000
Treasury Cash Fund........................                    33,000

Each Fund currently offers two classes of shares: Institutional Class shares and Service Class shares. The Trust has adopted a Shareholder Services Plan with respect to the Service Class shares. Under the terms of the Shareholder Services Plan, each Fund's Service Class pays a fee at an annual rate of 0.25% of the average daily net assets of the outstanding shares of the Service Class.

The investment objectives for each of the Funds of the Trust are as follows:

The PRIME CASH FUND seeks a high level of current income while preserving capital and maintaining liquidity.

The U.S. GOVERNMENT CASH FUND seeks to provide current income consistent with stability of principal.

The TREASURY CASH FUND seeks a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Trust:

VALUATION OF FUND SHARES. Each Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do so.

SECURITIES VALUATION. Securities are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

REPURCHASE AGREEMENTS. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Fund's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities is monitored by the Adviser by pricing them daily.

Each Fund may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

ORGANIZATION COSTS. Costs incurred in connection with the organization of the Trust are estimated at $212,000, consisting of $65,000 of organization costs and $147,000 of offering costs, and will be borne by the Manager.

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for federal income tax purposes. The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date. Dividends are declared daily and paid monthly, and capital gain distributions, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Trust records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for each Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities.

EXPENSES. Expenses, except the fee of the Manager, Service Fees and Trustees Fees, will be borne by NYLIM. The Trustees Fees with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made.

The investment income and expenses (other than expenses incurred under the Shareholder Services Plan), and realized and unrealized gains and losses on investments of each Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

MANAGER. NYLIM (the "Manager"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life") serves as manager and provides management services to the Trust under a Management Agreement. The Funds are advised by NYLIM directly, without a subadvisor.

The Trust, on behalf of each Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of the average daily net assets of each Fund as shown in the chart below.

             FUND NET ASSETS                          PERCENTAGE OF
             UNDER MANAGEMENT                    AVERAGE DAILY NET ASSETS
------------------------------------------       ------------------------
Less than $1 billion......................                0.20%
$1 billion and less than $2 billion.......                0.18%
$2 billion and less than $3 billion.......                0.16%
$3 billion and less than $4 billion.......                0.14%
$4 billion and over.......................                0.12%

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

For the period August 20, 2001 through October 31, 2001, the Manager voluntarily agreed to reduce the Management Fee payable to an annual percentage of 0.05% of each Fund's average daily net assets.

In connection with the voluntary expense waiver, the Manager assumed the following for the period ended October 31, 2001:

Prime Cash Fund...........................      $118,853
U.S. Government Cash Fund.................        30,010
Treasury Cash Fund........................        30,011

This voluntary expense waiver will remain in effect until such time the Manager reinstates the fees.

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Distribution Agreement.

SERVICE FEES. In accordance with the Shareholder Services Plan with respect to the Service Class shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Service Class shareholders. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Fund.

TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM and an indirect wholly-owned subsidiary of New York Life, acts as the Funds' transfer, dividend disbursing and shareholder servicing agent. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid by the Manager a per account fee and out-of-pocket expenses incurred by each Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS") by which BFDS will perform certain of the services for which NYLIM Service is responsible.

TRUSTEES FEES. Trustees, other than those affiliated with the Manager, or New York Life Investment Management Holdings LLC, are paid an annual retainer of $32,000 and $1,350 for each Board of Trustees and committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Trustees have voluntarily agreed to waive the annual retainer of $32,000 and $1,350 for each committee meeting. The voluntary Trustees waiver will remain in effect until such time the Trustees approve reinstatement of the fees.

CAPITAL. The Trust has been advised that at October 31, 2001 affiliates of NYLIM and New York Life owned a significant number of shares of the Funds with the following market values:

Prime Cash Fund...........................      $347,334,431
U.S. Government Cash Fund.................       100,033,412
Treasury Cash Fund........................       100,033,398

From time to time, a Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a Fund.

--------------------------------------------------------------------------------
NOTE 4--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                                    Prime Cash Fund                  U.S. Government Cash Fund
                                          -----------------------------------   -----------------------------------
                                           Institutional         Service         Institutional         Service
                                               Class              Class              Class              Class
                                          ----------------   ----------------   ----------------   ----------------
                                            May 24, 2001*    August 15, 2001*    May 24, 2001*     August 15, 2001*
                                              through            through            through            through
                                          October 31, 2001   October 31, 2001   October 31, 2001   October 31, 2001
                                          -------------------------------------------------------------------------
Shares sold                                    913,810             100              100,000              100
Shares issued in reinvestment of
 dividends                                         132              --(a)                --(a)            --(a)
                                          -------------------------------------------------------------------------
                                               913,942             100              100,000              100
Shares redeemed                               (466,679)             --                 (100)              --
                                          -------------------------------------------------------------------------
Net increase                                   447,263             100               99,900              100
                                          =========================================================================

                                                  Treasury Cash Fund
                                          -----------------------------------
                                           Institutional         Service
                                               Class              Class
                                          ----------------   ----------------
                                            May 24, 2001*    August 15, 2001*
                                              through           through
                                          October 31, 2001   October 31, 2001
Shares sold                                   100,000              100
Shares issued in reinvestment of
 dividends                                         --(a)            --(a)
                                          -----------------------------------
                                              100,000              100
Shares redeemed                                  (100)              --
                                          -----------------------------------
Net increase                                   99,900              100
                                          ===================================

------------
 *  Commencement of investment operations.
(a) Less than one thousand dollars.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
New York Life Investment Management Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Life Investment Management Institutional Prime Cash Fund, New York Life Investment Management Institutional U.S. Government Cash Fund and New York Life Investment Management Institutional Treasury Cash Fund (constituting the New York Life Investment Management Institutional Funds and hereafter referred to as the "Funds") at October 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 24, 2001 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York
December 17, 2001

OFFICERS AND TRUSTEES*

STEPHEN C. ROUSSIN
Chairman and Trustee

PATRICK G. BOYLE
Trustee

LAWRENCE GLACKEN
Trustee

ROBERT P. MULHEARN
Trustee

SUSAN B. KERLEY
Trustee

BRIAN LEE
President

BRETT CHAPPELL
Senior Vice President

JAMES HOOLAHAN
Executive Vice President

RICHARD ZUCCARO
Tax Vice President

PATRICK J. FARRELL
Treasurer and Assistant Secretary


INVESTMENT ADVISOR
New York Life Investment Management LLC

DISTRIBUTOR
NYLIFE Distributors Inc.

TRANSFER AGENT
NYLIM Service Company LLC

CUSTODIAN
The Bank of New York

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Dechert


*As of October 31, 2001.

--------------------------------------------------------------------------------
This is a copy of a report to shareholders of one or more of the series mutual funds of New York Life Investment Management Institutional Funds. Distribution of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current New York Life Investment Management Institutional Funds prospectus. This report does not represent an offer to sell or a solicitation to buy any securities.




[NEW YORK LIFE LOGO]

DISTRIBUTED BY NYLIFE DISTRIBUTORS INC.,
NYLIM CENTER, 169 LACKAWANNA AVENUE, PARSIPPANY, NJ 07054




MSNYIAR-10/01